Schedule of Difference Between Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income before taxes					$ (1,478,000)	$ (3,190,000)
Income before taxes rate						21.00%
State taxes net of federal benefit					(497,000)	$ (1,074,000)
Valuation Allowance					1,975,000	4,264,000
Total
Beeline Financial Holdings Inc [Member]
Income before taxes					$ (2,288,942)	$ (2,215,970)
Income before taxes rate					21.00%	21.00%
Effect of permanent differences					$ 4,820	$ (124,870)
Effect of permanent differences rate					(0.04%)	1.18%
State taxes net of federal benefit					$ (498,553)	$ (510,933)
State taxes net of federal benefit rate					4.57%	4.84%
Valuation Allowance					$ 2,782,675	$ 2,851,773
Valuation Allowance rate					(25.53%)	(27.03%)
Total					$ 0	$ (0)
Total rate					0.00%	0.00%